Revenue and related balances (Tables)	12 Months Ended
Dec. 31, 2023
Revenue From Contracts With Customers [Abstract]
Schedule of Disaggregation of Revenue	The following table presents a disaggregation of revenue for the years ended December 31:

	December 31,
	2023	2022
	$	$
Subscription revenue	169,764	131,597
Professional services	11,075	11,315
	180,839	142,912

Schedule of Revenue Expected to be Recognized in Future Years
The following table presents revenue expected to be recognized in future years related to performance obligations that are unsatisfied as at December 31:

	2024	2025	2026 and thereafter
	$	$	$
Subscription revenue	143,985	72,579	38,074
Professional services	3,819	81	—
	147,804	72,660	38,074

Schedule of Reconciliation of Contract Assets and Deferred Revenue
The following table provides information about contract costs as at December 31:

	2023	2022
	$	$
Balance - January 1	10,709	5,239
Contract costs	12,476	9,643
Amortization expense - acquisition costs	(3,195)	(1,953)
Amortization expense - fulfillment costs	(2,846)	(2,220)
Balance - December 31	17,144	10,709

Current	6,394	2,778
Non-current	10,750	7,931
	17,144	10,709
The following table provides information about deferred revenue:

	2023	2022
	$	$
Balance - January 1	56,307	44,694
Decrease from revenue recognized	(181,678)	(142,712)
Increase due to amounts invoiced	192,716	156,279
Foreign currency translation and other movements	540	(1,954)
Balance - December 31	67,885	56,307

Current	67,268	55,779
Non-current	617	528
	67,885	56,307

Schedule of Reconciliation of Accrued Revenues
The following table provides information about accrued revenues:

	2023	2022
	$	$
Balance - January 1	3,288	3,241
Decrease from transfers to trade receivables	(4,068)	(3,536)
Increase from revenue recognized	4,266	3,583
Balance - December 31	3,486	3,288